Deferred taxation (Tables)	12 Months Ended
Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Reconciliation of changes in deferred tax liability asset

	2021 US$m	2020 US$m
At 1 January – deferred tax asset/(liability)	146	(118)
Adjustment on currency translation	61	(43)
(Charged)/credited to the income statement	(114)	178
(Charged)/credited to statement of comprehensive income(a)	(243)	115
Other movements(b)	22	14
At 31 December – deferred tax (liability)/asset	(128)	146

Comprising:
– deferred tax assets(c)(d)	3,375	3,385
– deferred tax liabilities(e)	(3,503)	(3,239)

Deferred tax liabilities and assets, prior to offsetting of balances

	Total 2021 US$m	Total 2020 US$m
Deferred tax assets arising from:
Tax losses(c)	1,492	1,867
Provisions	2,165	2,121
Capital allowances	784	529
Post-retirement benefits	521	698
Unrealised exchange losses	188	204
Other temporary differences	1,356	1,046
Total	6,506	6,465
Deferred tax liabilities arising from:
Capital allowances	(5,019)	(4,966)
Unremitted earnings(e)	(366)	(402)
Capitalised interest	(342)	(351)
Post-retirement benefits	(327)	(224)
Unrealised exchange gains	(3)	(7)
Other temporary differences	(577)	(369)
Total	(6,634)	(6,319)

(Charged)/credited to the income statement
Unrealised exchange losses	—	25
Tax losses	(375)	12
Provisions	216	188
Capital allowances	(42)	(82)
Tax on unremitted earnings	(1)	1
Post-retirement benefits	21	9
Other temporary differences	67	25
Total	(114)	178
(a)The amounts (charged)/credited directly to the statement of comprehensive income include provisions for tax on cash flow hedges and on re-measurement gains/(losses) on pension schemes and on post-retirement healthcare plans.
(b)“Other movements” include deferred tax relating to tax payable recognised by subsidiary holding companies on the profits of the equity accounted units to which it relates.
(c)US$1,152 million (2020: US$1,617 million) of recognised deferred tax assets are subject to expiry if not recovered within certain time limits as specified in local tax legislation and investment agreements. None (2020: US$65 million) of those recognised assets would expire within one year if not used, US$71 million (2020: US$85 million) would expire within one to five years, and US$1,081 million (2020: US$1,467 million) would expire in more than five years.
(d)Recognised and unrecognised deferred tax assets are shown in the table below and totalled US$7,024 million at 31 December 2021 (2020: US$7,226 million). Of this total, US$3,375 million has been recognised as deferred tax assets (2020: US$3,385 million), leaving US$3,649 million (2020: US$3,841 million) unrecognised, as recovery is not considered probable.
(e)Deferred tax liabilities are not recognised on the unremitted earnings of subsidiaries and joint ventures totalling US$2,081 million (2020: US$2,895 million) where the Group is able to control the timing of the remittance and it is probable that there will be no remittance in the foreseeable future. If these earnings were remitted, tax of US$103 million (2020: US$112 million) would be payable.
Recognised and unrecognised amounts in deferred tax assets

	Recognised		Unrecognised
At 31 December	2021 US$m	2020 US$m	2021 US$m	2020 US$m
France	—	—	1,222	1,284
Canada	545	617	538	574
US	851	938	67	84
Australia	787	649	506	528
Mongolia(a)	954	974	406	540
Other	238	207	910	831
Total(b)	3,375	3,385	3,649	3,841
(a)Deferred tax assets in Mongolia include US$108 million (2020: US$292 million) from tax losses that expire if not recovered against taxable profits within eight years. Tax losses have been calculated in accordance with the tax stability provisions of the Oyu Tolgoi Investment Agreement and Mongolian laws. The interpretation of the stabilised tax laws by the Mongolian Tax Authority has been, and is expected to continue to be, subject to dispute. Changes to agreements or their interpretation could have a material impact on the amount and period of recovery of deferred tax assets.
(b)US$705 million (2020: US$720 million) of the unrecognised assets relate to realised or unrealised capital losses, the recovery of which depends on the existence of capital gains in future years. There are time limits, the shortest of which is one year, for the recovery of US$356 million of the unrecognised assets (2020: US$551 million).